VIA EDGARLINK

May 1, 2008

United States Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Elfun Diversified Fund

File Nos. 33-17093; 811-5324

Ladies and Gentlemen:

On behalf of Elfun Diversified Fund (the “Company”), we hereby certify pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of the Prospectus and Statement of Additional Information (“SAI”) being used in connection with the offering of units of beneficial interests in the Company and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the form of Prospectus and SAI contained in Post-Effective Amendment No. 26 for the Company filed with the Securities and Exchange Commission on April 24, 2008 via EDGARLINK.

If you have any questions or comments regarding the foregoing, please call the undersigned at (203) 708-2726.

Sincerely,

/S/ JOON WON CHOE
Joon Won Choe